SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - Standard Waste Services L L C [Member] - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Accounts receivable	$ 1,284,899	$ 1,126,378
Related Party [Member]
Related Party Transaction [Line Items]
Revenues for services provided	73,464
Accounts receivable	$ 26,641